Income Taxes: - Components of Income Tax (Benefit) Provision (Details) - USD ($)	3 Months Ended			6 Months Ended			10 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 26, 2021	Jun. 27, 2020	Jun. 30, 2021	Jun. 26, 2021	Jun. 27, 2020	Dec. 31, 2018	Dec. 31, 2020	Dec. 26, 2020	Dec. 31, 2019	Dec. 28, 2019	Dec. 29, 2018
Current:
Total current							$ 0	$ 0		$ 0
Deferred:
Tax benefit (provision)	$ 0			$ 0			$ 0	$ 0		$ 0
Hman Group holdings Inc and subsidiaries
Current:
Federal & State									$ 629,000		$ 1,235,000	$ 263,000
Foreign									(49,000)		611,000	67,000
Total current									580,000		1,846,000	330,000
Deferred:
Federal & State									(7,625,000)		(23,333,000)	(11,679,000)
Foreign									(1,356,000)		(2,625,000)	(4,741,000)
Total deferred									(8,981,000)		(25,958,000)	(16,420,000)
Valuation allowance									(1,038,000)		835,000	7,200,000
Tax benefit (provision)		$ 1,428,000	$ (895,000)		$ (5,225,000)	$ (5,132,000)			$ (9,439,000)		$ (23,277,000)	$ (8,890,000)